Condensed Consolidating Financial Information (Tables)	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Consolidating Balance Sheet
Condensed Consolidating Balance Sheet for the Year Ended December 31, 2016
(amounts in millions)

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Current Assets
Cash and cash equivalents	$1,529	$139	$108	$—	$1,776
Restricted cash	—	—	62	—	62
Accounts receivable, net	141	2,539	136	(2,430)	386
Inventory	—	236	209	—	445
Other current assets	12	275	32	(1)	318
Total Current Assets	1,682	3,189	547	(2,431)	2,987
Property, plant and equipment, net	—	6,593	528	—	7,121
Investment in affiliates	12,125	—	—	(12,125)	—
Restricted cash	—	—	2,000	—	2,000
Goodwill	—	799	—	—	799
Other long-term assets	2	89	55	—	146
Intercompany note receivable	—	—	8	(8)	—
Total Assets	$13,809	$10,670	$3,138	$(14,564)	$13,053
Current Liabilities
Accounts payable	$1,914	$295	$553	$(2,430)	$332
Other current liabilities	128	348	109	(1)	584
Total Current Liabilities	2,042	643	662	(2,431)	916
Liabilities subject to compromise	—	—	832	—	832
Debt, long-term portion, net	6,551	216	2,011	—	8,778
Intercompany note payable	3,042	—	—	(3,042)	—
Other long-term liabilities	132	235	129	(8)	488
Total Liabilities	11,767	1,094	3,634	(5,481)	11,014
Stockholders’ Equity
Dynegy Stockholders’ Equity	2,042	12,618	(493)	(12,125)	2,042
Intercompany note receivable	—	(3,042)	—	3,042	—
Total Dynegy Stockholders’ Equity	2,042	9,576	(493)	(9,083)	2,042
Noncontrolling interest	—	—	(3)	—	(3)
Total Equity	2,042	9,576	(496)	(9,083)	2,039
Total Liabilities and Equity	$13,809	$10,670	$3,138	$(14,564)	$13,053

Condensed Consolidating Balance Sheet for the Year Ended December 31, 2015
(amounts in millions)

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Current Assets
Cash and cash equivalents	$327	$94	$84	$—	$505
Restricted cash	—	—	39	—	39
Accounts receivable, net	499	1,292	130	(1,519)	402
Inventory	—	326	271	—	597
Other current assets	13	322	68	(14)	389
Total Current Assets	839	2,034	592	(1,533)	1,932
Property, plant and equipment, net	—	7,670	677	—	8,347
Investment in affiliates	13,017	190	—	(13,017)	190
Other long-term assets	10	133	50	—	193
Goodwill	—	797	—	—	797
Intercompany note receivable	17	—	—	(17)	—
Total Assets	$13,883	$10,824	$1,319	$(14,567)	$11,459
Current Liabilities
Accounts payable	$1,388	$234	$189	$(1,519)	$292
Other current liabilities	92	272	167	(14)	517
Total Current Liabilities	1,480	506	356	(1,533)	809
Debt, long-term portion, net	6,293	105	731	—	7,129
Intercompany note payable	3,042	—	17	(3,059)	—
Other long-term liabilities	147	317	138	—	602
Total Liabilities	10,962	928	1,242	(4,592)	8,540
Stockholders’ Equity
Dynegy Stockholders’ Equity	2,921	12,938	79	(13,017)	2,921
Intercompany note receivable	—	(3,042)	—	3,042	—
Total Dynegy Stockholders’ Equity	2,921	9,896	79	(9,975)	2,921
Noncontrolling interest	—	—	(2)	—	(2)
Total Equity	2,921	9,896	77	(9,975)	2,919
Total Liabilities and Equity	$13,883	$10,824	$1,319	$(14,567)	$11,459

Condensed Consolidating Income Statement
Condensed Consolidating Statements of Operations for the Year Ended December 31, 2016
(amounts in millions)

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$3,317	$1,093	$(92)	$4,318
Cost of sales, excluding depreciation expense	—	(1,737)	(636)	92	(2,281)
Gross margin	—	1,580	457	—	2,037
Operating and maintenance expense	—	(637)	(303)	—	(940)
Depreciation expense	—	(590)	(99)	—	(689)
Impairments	—	(710)	(148)	—	(858)
Gain on sale of assets, net	(2)	—	1	—	(1)
General and administrative expense	(7)	(117)	(37)	—	(161)
Acquisition and integration costs	(10)	(3)	2	—	(11)
Other	—	(1)	(16)	—	(17)
Operating loss	(19)	(478)	(143)	—	(640)
Bankruptcy reorganization items	—	—	(96)	—	(96)
Earnings from unconsolidated investments	—	7	—	—	7
Equity in losses from investments in affiliates	(765)	—	—	765	—
Interest expense	(485)	(10)	(132)	2	(625)
Other income and expense, net	29	20	18	(2)	65
Loss before income taxes	(1,240)	(461)	(353)	765	(1,289)
Income tax benefit (expense) (Note 15)	—	86	(41)	—	45
Net loss	(1,240)	(375)	(394)	765	(1,244)
Less: Net loss attributable to noncontrolling interest	—	—	(4)	—	(4)
Net loss attributable to Dynegy Inc.	$(1,240)	$(375)	$(390)	$765	$(1,240)

Condensed Consolidating Statements of Operations for the Year Ended December 31, 2015
(amounts in millions)

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$2,713	$1,161	$(4)	$3,870
Cost of sales, excluding depreciation expense	—	(1,322)	(710)	4	(2,028)
Gross margin	—	1,391	451	—	1,842
Operating and maintenance expense	—	(549)	(290)	—	(839)
Depreciation expense	—	(487)	(100)	—	(587)
Impairments	—	(74)	(25)	—	(99)
Loss on sale of assets, net	—	(1)	—	—	(1)
General and administrative expense	(6)	(91)	(31)	—	(128)
Acquisition and integration costs	—	(124)	—	—	(124)
Operating income (loss)	(6)	65	5	—	64
Earnings from unconsolidated investments	—	1	—	—	1
Equity in earnings from investments in affiliates	476	—	—	(476)	—
Interest expense	(475)	(1)	(70)	—	(546)
Other income and expense, net	55	(1)	—	—	54
Income (loss) before income taxes	50	64	(65)	(476)	(427)
Income tax benefit (Note 15)	—	471	3	—	474
Net income (loss)	50	535	(62)	(476)	47
Less: Net loss attributable to noncontrolling interest	—	—	(3)	—	(3)
Net income (loss) attributable to Dynegy Inc.	$50	$535	$(59)	$(476)	$50

Condensed Consolidating Statements of Operations for the Year Ended December 31, 2014
(amounts in millions)

	Parent	Escrow Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$—	$1,184	$1,313	$—	$2,497
Cost of sales, excluding depreciation expense	—	—	(702)	(959)	—	(1,661)
Gross margin	—	—	482	354	—	836
Operating and maintenance expense	—	—	(258)	(219)	—	(477)
Depreciation expense	—	—	(195)	(52)	—	(247)
Gain on sale of assets, net	—	—	18	—	—	18
General and administrative expense	(9)	—	(60)	(45)	—	(114)
Acquisition and integration costs	—	—	(19)	(16)	—	(35)
Operating income (loss)	(9)	—	(32)	22	—	(19)
Bankruptcy reorganization items	3	—	—	—	—	3
Earnings from unconsolidated investments	—	—	10	—	—	10
Equity in losses from investments in affiliates	(131)	—	—	—	131	—
Interest expense	(89)	(67)	—	(68)	1	(223)
Other income and expense, net	(39)	—	1	—	(1)	(39)
Loss before income taxes	(265)	(67)	(21)	(46)	131	(268)
Income tax benefit (expense) (Note 15)	(8)	—	—	9	—	1
Net loss	(273)	(67)	(21)	(37)	131	(267)
Less: Net income attributable to noncontrolling interest	—	—	—	6	—	6
Net loss attributable to Dynegy Inc.	$(273)	$(67)	$(21)	$(43)	$131	$(273)

Condensed Statement of Comprehensive Income
Condensed Consolidating Statements of Comprehensive Income (Loss) for the Year Ended December 31, 2016
(amounts in millions)

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net loss	$(1,240)	$(375)	$(394)	$765	$(1,244)
Other comprehensive income (loss) before reclassifications:
Actuarial gain (loss) and plan amendments, net of tax of $3	(4)	1	6	—	3
Amounts reclassified from accumulated other comprehensive income:
Settlement cost, net of tax of zero	—	—	6	—	6
Amortization of unrecognized prior service credit, net of tax of zero	(4)	—	(1)	—	(5)
Other comprehensive income from investment in affiliates	12	—	—	(12)	—
Other comprehensive income, net of tax	4	1	11	(12)	4
Comprehensive loss	(1,236)	(374)	(383)	753	(1,240)
Less: Comprehensive income (loss) attributable to noncontrolling interest	2	—	(2)	(2)	(2)
Total comprehensive loss attributable to Dynegy Inc.	$(1,238)	$(374)	$(381)	$755	$(1,238)
Condensed Consolidating Statements of Comprehensive Loss for the Year Ended December 31, 2015
(amounts in millions)

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net income (loss)	$50	$535	$(62)	$(476)	$47
Other comprehensive income (loss) before reclassifications:
Actuarial gain (loss) and plan amendments, net of tax of zero	(8)	2	10	—	4
Amounts reclassified from accumulated other comprehensive income (loss):
Amortization of unrecognized prior service credit and actuarial gain, net of tax of zero	(3)	—	(1)	—	(4)
Other comprehensive loss from investment in affiliates	11	—	—	(11)	—
Other comprehensive income, net of tax	—	2	9	(11)	—
Comprehensive income (loss)	50	537	(53)	(487)	47
Less: Comprehensive income (loss) attributable to noncontrolling interest	1	—	(2)	(1)	(2)
Total comprehensive income (loss) attributable to Dynegy Inc.	$49	$537	$(51)	$(486)	$49

Condensed Consolidating Statements of Comprehensive Loss for the Year Ended December 31, 2014
(amounts in millions)

	Parent	Escrow Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net income (loss)	$(273)	(67)	$(21)	$(37)	$131	$(267)
Other comprehensive income before reclassifications:
Actuarial loss and plan amendments, net of tax of zero	(20)	—	—	(16)	—	(36)
Amounts reclassified from accumulated other comprehensive income (loss):
Amortization of unrecognized prior service credit and actuarial gain, net of tax of zero	(5)	—	—	—	—	(5)
Other comprehensive loss from investment in affiliates	(16)	—	—	—	16	—
Other comprehensive loss, net of tax	(41)	—	—	(16)	16	(41)
Comprehensive income (loss)	(314)	(67)	(21)	(53)	147	(308)
Less: comprehensive income attributable to noncontrolling interest	3	—	—	3	(3)	3
Total comprehensive income (loss) attributable to Dynegy Inc.	$(317)	$(67)	$(21)	$(56)	$150	$(311)

Condensed Consolidating Cash Flow Statement
Condensed Consolidating Statements of Cash Flow for the Year Ended December 31, 2016
(amounts in millions)

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by (used in) operating activities	$(425)	$1,057	$13	$—	$645
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	—	(215)	(78)	—	(293)
Distributions from unconsolidated affiliate	—	14	—	—	14
Proceeds from sales of assets, net	171	2	3	—	176
Net intercompany transfers	880	—	—	(880)	—
Other investing	—	10	—	—	10
Net cash provided by (used in) investing activities	1,051	(189)	(75)	(880)	(93)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long-term borrowings, net of debt issuance costs	822	198	1,994	—	3,014
Repayments of borrowings	(563)	(15)	(11)	—	(589)
Proceeds from issuance of equity, net of issuance costs	359	—	—	—	359
Preferred stock dividends paid	(22)	—	—	—	(22)
Interest rate swap settlement payments	(17)	—	—	—	(17)
Net intercompany transfers	—	(1,006)	126	880	—
Other financing	(3)	—	—	—	(3)
Net cash provided by (used in) financing activities	576	(823)	2,109	880	2,742
Net increase in cash, cash equivalents, and restricted cash	1,202	45	2,047	—	3,294
Cash, cash equivalents, and restricted cash, beginning of period	327	94	123	—	544
Cash, cash equivalents, and restricted cash, end of period	$1,529	$139	$2,170	$—	$3,838
Condensed Consolidating Statements of Cash Flow for the Year Ended December 31, 2015
(amounts in millions)

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by (used in) operating activities	$(432)	$531	$(5)	$—	$94
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	—	(235)	(66)	—	(301)
Acquisitions, net of cash acquired	(6,207)	29	100	—	(6,078)
Distributions from unconsolidated affiliate	—	8	—	—	8
Net intercompany transfers	450	—	—	(450)	—
Other investing	—	3	—	—	3
Net cash provided by (used in) investing activities	(5,757)	(195)	34	(450)	(6,368)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long-term borrowings, net of debt issuance costs	(31)	78	19	—	66
Repayments of borrowings	(8)	(23)	—	—	(31)
Proceeds from issuance of equity, net of issuance costs	(6)	—	—	—	(6)
Preferred stock dividends paid	(23)	—	—	—	(23)
Interest rate swap settlement payments	(17)	—	—	—	(17)
Repurchase of common stock	(250)	—	—	—	(250)
Net intercompany transfers	—	(351)	(99)	450	—
Other financing	(4)	—	—	—	(4)
Net cash provided by (used in) financing activities	(339)	(296)	(80)	450	(265)
Net increase in cash, cash equivalents, and restricted cash	(6,528)	40	(51)	—	(6,539)
Cash, cash equivalents, and restricted cash, beginning of period	6,855	54	174	—	7,083
Cash, cash equivalents, and restricted cash, end of period	$327	$94	$123	$—	$544
Condensed Consolidating Statements of Cash Flow for the Year Ended December 31, 2014
(amounts in millions)

	Parent	Escrow Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by (used in) operating activities	$(70)	$3	$189	$99	$—	$221
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	—	—	(75)	(50)	—	(125)
Proceeds from sales of assets, net	—	—	18	—	—	18
Net intercompany transfers	162	—	—	—	(162)	—
Net cash provided by (used in) investing activities	162	—	(57)	(50)	(162)	(107)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long-term borrowings, net of debt issuance costs	(1)	5,044	12	—	—	5,055
Repayments of borrowings	(8)	—	(6)	—	—	(14)
Proceeds from issuance of equity, net of issuance costs	1,106	—	—	—	—	1,106
Interest rate swap settlement payments	(18)	—	—	—	—	(18)
Net intercompany transfers	—	166	(238)	(90)	162	—
Other financing	(3)	—	—	—	—	(3)
Net cash provided by (used in) financing activities	1,076	5,210	(232)	(90)	162	6,126
Net increase in cash, cash equivalents, and restricted cash	1,168	5,213	(100)	(41)	—	6,240
Cash, cash equivalents, and restricted cash, beginning of period	474	—	154	215	—	843
Cash, cash equivalents, and restricted cash, end of period	$1,642	$5,213	$54	$174	$—	$7,083